Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants	844,000
Exercise price	$ 30.00
Warrant holders		$ 32,500		$ 32,500
Warrants, description	Company assumed a total of 30,016,851 outstanding warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share.
Warrant liabilities		700		1,300
Term Loan		600		500
Warrant liabilities		20,000		$ 20,000
Warrant liabilities		$ 900	$ 1,000
Public Warrants [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants	240,725
Private Warrants [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants	14,204,375			1,083,008
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 0.01
Purchase of units		62,003
Warrant agreements, description		the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company did not repay the Subordinated Term Loan on or prior to the original maturity date of December 22, 2022, the lender would receive right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid, and the tenth anniversary of the issuance date. Additionally, if the Company did not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repaid the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would automatically terminate and be voided and no Subordinated Term Loan Warrant would be exercisable.
Term Loan Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant liabilities		$ 100		$ 100